Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,170,789	$ 4,749,842
Accounts receivable, net		270,033	216,352
Inventories		6,287,512	7,429,293
Deferred offering cost		1,282,960	1,060,960
Prepayments and other current assets, net		617,702	1,213,818
Total current assets		9,639,996	14,681,265
Non-current assets:
Property, plant and equipment, net		1,113,609	1,551,063
Right-of-use assets		938,100	2,660,535
Deferred tax assets		472,162	259,448
Other non-current assets		246,240	263,250
Total non-current assets		2,770,111	4,734,296
Total assets		12,410,107	19,415,561
Current liabilities:
Accounts payable		1,030,470	2,617,733
Taxes payable		30,707	27,989
Operating lease liabilities, current		1,262,994	1,041,197
Contract liabilities		2,778,185	4,949,717
Accrued expenses and other current liabilities		1,252,413	1,348,941
Total current liabilities		8,382,554	14,812,553
Non-current liabilities:
Operating lease liabilities, non-current			1,623,876
Total non-current liabilities			1,623,876
Total liabilities		8,382,554	16,436,429
Shareholders’ equity:
Additional paid-in capital		579,544	579,544
Retained earnings		3,446,009	2,397,588
Total shareholders’ equity		4,027,553	2,979,132
Total liabilities and equity		12,410,107	19,415,561
Class A Common Stock
Shareholders’ equity:
Common stock, value	[1]	763	763
Class B Common Stock
Shareholders’ equity:
Common stock, value	[1]	1,237	1,237
Related Party
Current assets:
Amounts due from related parties		11,000	11,000
Current liabilities:
Amounts due to related parties		$ 2,027,785	$ 4,826,976

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).